INCOME TAXES - Schedule of Reconciliation of Effective Income Tax Rate and Federal Statutory Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of effective income tax rate and the federal statutory rate
Federal tax (benefit) at statutory rate	$ (617)	$ (532)	$ (5,388)
Stock compensation expense	127	68	148
Effect of differences in foreign tax rates	1,117	1,715	(1,408)
ASC 740-10 reserve	21	(21)	22
Change in deferred tax valuation allowance	1,394	1,273	4,334
Other	21	791	510
Total income tax expense (benefit)	$ 2,063	$ 3,294	$ (1,782)